Label	Element	Value
Mairs & Power Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MAIRS & POWER GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Mairs & Power Growth Fund’s (the “Growth Fund” or the “Fund”) fundamental objective is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long-term appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in U.S. common stocks. In selecting securities for the Fund, the Fund’s investment adviser, Mairs & Power, Inc. (the “Adviser”), gives preference to companies that exhibit the potential for above-average growth and durable competitive advantages at reasonable valuations. In the Adviser’s experience, these securities typically have strong returns on invested capital. The Adviser follows a multi-cap approach and the Fund invests in stocks of small-cap, mid-cap and large-cap companies. The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Fund may also invest up to 25% of its total assets in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (“ADRs”). The Fund may have significant investments in the information technology sector. The Adviser seeks to keep the Fund’s assets reasonably fully invested, to maintain modest portfolio turnover rates and to moderate risk by investing in a diversified portfolio of equity securities.

The Adviser may sell the Fund’s portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Fund may also invest up to 25% of its total assets in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (“ADRs”).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to the Mairs & Power Growth Fund, a series of Mairs & Power Funds Trust (the Predecessor Growth Fund). The returns presented reflect the historical performance of the Predecessor Growth Fund for the periods prior to April 29, 2022. The Fund has adopted the performance of the Predecessor Growth Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Predecessor Growth Fund (the Reorganization) which occurred on April 29, 2022. Prior to the Reorganization, the Fund had not commenced operations. The Predecessor Growth Fund had the same Adviser, investment objectives and strategies as the Fund. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-7404
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mairsandpower.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	2nd Quarter, 2020	17.36%
Lowest Quarter	1st Quarter, 2020	-18.84%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows how the Fund’s (and the Predecessor Growth Fund’s) average annual returns before and after taxes for one, five and ten years compare to those of the S&P 500® Total Return Index. The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
Mairs & Power Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
Mairs & Power Growth Fund | Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Common Stock Risk
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Mairs & Power Growth Fund | Fund Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fund Management Risk
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Mairs & Power Growth Fund | Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Information Technology Sector Risk
To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Mairs & Power Growth Fund | Large-Cap Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Cap Risk
Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

Mairs & Power Growth Fund | Minnesota/Upper Midwest Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Minnesota/Upper Midwest Geographic Risk
The Adviser focuses generally on securities of companies that are located in the Upper Midwest region of the U.S. The Fund typically emphasizes companies located in Minnesota, in particular. The Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments. For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.

Mairs & Power Growth Fund | Recent Market Events Risk; General Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Recent Market Events Risk; General Market Events Risk
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political
		events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Mairs & Power Growth Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Emphasis Risk
		To the extent the Fund emphasizes investments in a particular sector, the Fund will be subject to a greater degree of risks particular to that sector because companies in the sector may share common characteristics and may react similarly to market developments. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.
Mairs & Power Growth Fund | Securities Of Foreign Issuers And ADRs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Securities of Foreign Issuers and ADRs Risk
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Mairs & Power Growth Fund | Small-Cap And Mid-Cap Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small-Cap and Mid-Cap Securities Risk
Small-cap and mid-cap companies may have a shorter history of operations and be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Mairs & Power Growth Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Mairs & Power Growth Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPGFX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	774
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	63
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	199
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	346
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 774
Annual Return 2015	rr_AnnualReturn2015	(3.07%)
Annual Return 2016	rr_AnnualReturn2016	15.38%
Annual Return 2017	rr_AnnualReturn2017	16.52%
Annual Return 2018	rr_AnnualReturn2018	(4.34%)
Annual Return 2019	rr_AnnualReturn2019	28.39%
Annual Return 2020	rr_AnnualReturn2020	16.67%
Annual Return 2021	rr_AnnualReturn2021	29.27%
Annual Return 2022	rr_AnnualReturn2022	(21.07%)
Annual Return 2023	rr_AnnualReturn2023	27.70%
Annual Return 2024	rr_AnnualReturn2024	19.62%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.62%
5 Years	rr_AverageAnnualReturnYear05	12.70%
10 Years	rr_AverageAnnualReturnYear10	11.27%
Mairs & Power Growth Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.58%
5 Years	rr_AverageAnnualReturnYear05	11.09%
10 Years	rr_AverageAnnualReturnYear10	9.51%
Mairs & Power Growth Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.38%
5 Years	rr_AverageAnnualReturnYear05	9.84%
10 Years	rr_AverageAnnualReturnYear10	8.74%
Mairs & Power Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MAIRS & POWER BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Mairs & Power Balanced Fund’s (the “Balanced Fund” or the “Fund”) fundamental objective is to provide capital growth, current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in U.S. common stock and other securities convertible into common stock as well as fixed income securities such as corporate bonds and U.S. Government securities. The Fund may also invest in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (“ADRs”). In selecting equity securities for the Fund, the Fund’s investment adviser, Mairs & Power, Inc. (the “Adviser”), gives preference to companies that exhibit the potential for above-average growth and durable competitive advantages at reasonable valuations. In the Adviser’s experience, these securities typically have strong returns on invested capital. The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Adviser follows a multi-cap approach and the Fund invests in stocks of small-cap, mid-cap, and large-cap companies. The Adviser gives preference to higher rated investment-grade fixed income securities (rated Baa or better by Moody’s Investors Service or rated BBB or better by Standard & Poor’s). Lower rated convertible and non-convertible debt securities may be purchased if, in the opinion of the Adviser, the potential rewards outweigh the incremental risks. Lower rated debt securities may include debt securities rated below investment-grade (also known as “high yield” or “junk bonds”). The Fund may also invest up to 25% of its total assets in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by ADRs. The Adviser seeks to keep the Fund’s assets reasonably fully invested, to maintain modest portfolio turnover rates and to moderate risk by investing in a diversified portfolio of equity and fixed income securities.
		The Adviser may sell the Fund’s portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Adviser follows a multi-cap approach and the Fund invests in stocks of small-cap, mid-cap, and large-cap companies. The Adviser gives preference to higher rated investment-grade fixed income securities (rated Baa or better by Moody’s Investors Service or rated BBB or better by Standard & Poor’s). Lower rated convertible and non-convertible debt securities may be purchased if, in the opinion of the Adviser, the potential rewards outweigh the incremental risks. Lower rated debt securities may include debt securities rated below investment-grade (also known as “high yield” or “junk bonds”). The Fund may also invest up to 25% of its total assets in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by ADRs
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to the Mairs & Power Balanced Fund, a series of Mairs & Power Funds Trust (the Predecessor Balanced Fund). The returns presented reflect the historical performance of the Predecessor Balanced Fund for the periods prior to April 29, 2022. The Fund has adopted the performance of the Predecessor Balanced Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Predecessor Balanced Fund (the Reorganization) which occurred on April 29, 2022. Prior to the Reorganization, the Fund had not commenced operations. The Predecessor Balanced Fund had the same Adviser, investment objectives and strategies as the Fund. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows how the Fund’s (and the Predecessor Balanced Fund’s) average annual returns before and after taxes for one, five and ten years compare to those of the Mairs & Power Blended Index, the S&P 500® Total Return Index and the Bloomberg U.S. Government/Credit Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-7404
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mairsandpower.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	2nd Quarter, 2020	11.99%
Lowest Quarter	1st Quarter, 2020	-15.13%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows how the Fund’s (and the Predecessor Balanced Fund’s) average annual returns before and after taxes for one, five and ten years compare to those of the Mairs & Power Blended Index, the S&P 500® Total Return Index and the Bloomberg U.S. Government/Credit Bond Index. The Mairs & Power Blended Index reflects an unmanaged portfolio comprised of 60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Government/Credit Bond Index.
		The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Mairs & Power Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
Mairs & Power Balanced Fund | Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Common Stock Risk
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Mairs & Power Balanced Fund | Convertible Debt Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Convertible Debt Securities Risk
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. Consequently, the value of the convertible security may be exposed to the market risk of the underlying stock, interest rate risk and the credit risk of the issuer.

Mairs & Power Balanced Fund | Debt Securities Rated Less Than Investment-Grade Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Rated Less than Investment-Grade Risk
These securities have a higher degree of credit risk than investment-grade securities. Companies that issue these lower rated securities (also known as “high yield” or “junk bonds”) are often highly leveraged and traditional methods of financing may not be available to them. Also, market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions.

Mairs & Power Balanced Fund | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Risk
Risks related to fixed income investments include credit risk, interest rate risk, prepayment risk, extension risk and call risk, among others. Credit risk is the risk that the issuer of a debt security will fail to make interest and principal payments when due. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to an increase in market interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. For example, the market price of a debt security with a duration of four years would be expected to fall approximately 4% if interest rates rose by one percentage point immediately. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield. Extension risk is the risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities. Call risk is the risk that an issuer, especially during a period of falling interest rates, may call (redeem) a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Mairs & Power Balanced Fund | Fund Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fund Management Risk
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Mairs & Power Balanced Fund | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Government Obligations Risk
No assurance can be given that the U.S. Government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. Government. While the U.S. Government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.

Mairs & Power Balanced Fund | Large-Cap Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Cap Risk
		Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges.
Mairs & Power Balanced Fund | Minnesota/Upper Midwest Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Minnesota/Upper Midwest Geographic Risk
		The Adviser focuses generally on securities of companies that are located in the Upper Midwest region of the U.S. The Fund typically emphasizes companies located in Minnesota, in particular. The Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments. For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.
Mairs & Power Balanced Fund | Recent Market Events Risk; General Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Recent Market Events Risk; General Market Events Risk
		U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Mairs & Power Balanced Fund | Securities Of Foreign Issuers And ADRs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Securities of Foreign Issuers and ADRs Risk
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Mairs & Power Balanced Fund | Small-Cap And Mid-Cap Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small-Cap and Mid-Cap Securities Risk
Small-cap and mid-cap companies may have a shorter history of operations and be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Mairs & Power Balanced Fund | Mairs & Power Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Mairs & Power Blended Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.01%
5 Years	rr_AverageAnnualReturnYear05	8.71%
10 Years	rr_AverageAnnualReturnYear10	8.58%
Mairs & Power Balanced Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Mairs & Power Balanced Fund | Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10	1.50%
Mairs & Power Balanced Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAPOX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 883
Annual Return 2015	rr_AnnualReturn2015	(2.54%)
Annual Return 2016	rr_AnnualReturn2016	11.42%
Annual Return 2017	rr_AnnualReturn2017	11.90%
Annual Return 2018	rr_AnnualReturn2018	(2.79%)
Annual Return 2019	rr_AnnualReturn2019	20.32%
Annual Return 2020	rr_AnnualReturn2020	10.44%
Annual Return 2021	rr_AnnualReturn2021	18.30%
Annual Return 2022	rr_AnnualReturn2022	(14.91%)
Annual Return 2023	rr_AnnualReturn2023	13.39%
Annual Return 2024	rr_AnnualReturn2024	9.60%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.60%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Mairs & Power Balanced Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Mairs & Power Balanced Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	4.97%
10 Years	rr_AverageAnnualReturnYear10	5.27%
Mairs & Power Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MAIRS & POWER SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Mairs & Power Small Cap Fund’s (the “Small Cap Fund” or the “Fund”) fundamental objective is to seek above-average, long-term appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.41%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally will invest at least 80% of its net assets (including borrowings for investment purposes) in U.S. common stocks issued by small-cap companies. For this purpose, small-cap companies are defined as companies whose market capitalization is within the market capitalization range represented by companies in the Russell 2000 Total Return Index. The Russell 2000 Total Return Index is a widely used benchmark for small-cap performance and is rebalanced continuously. As of December 31, 2024, the market capitalization range for the Russell 2000 Total Return Index was approximately $4 million to $14.8 billion, but is expected to change frequently. The Fund also may invest in common stocks issued by companies with market capitalizations above the market capitalization range of the Russell 2000 Total Return Index only if, after the purchase is made, the Fund has at least 80% of its net assets invested in small-cap securities.

In selecting securities for the Fund, the Fund’s investment adviser, Mairs & Power, Inc. (the “Adviser”), gives preference to companies with attractive business niches, strong competitive positions, and the potential to grow revenues, earnings and cash flows consistently over the long-term. Capable management with a track record of prudent capital deployment is also an important consideration. The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Fund may also invest up to 25% of its total assets in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (“ADRs”). From time to time, the Fund may invest in initial public offerings (“IPOs”). The Fund may have significant investments in the industrials sector. The Adviser seeks to keep the Fund’s assets reasonably fully invested, to maintain modest portfolio turnover rates, and to moderate risk by investing in a diversified portfolio of equity securities.

The Adviser may sell the Fund’s portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Fund may also invest up to 25% of its total assets in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (“ADRs”).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to the Mairs & Power Small Cap Fund, a series of Mairs & Power Funds Trust (the Predecessor Small Cap Fund). The returns presented reflect the historical performance of the Predecessor Small Cap Fund for the periods prior to April 29, 2022. The Fund has adopted the performance of the Predecessor Small Cap Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Predecessor Small Cap Fund (the Reorganization) which occurred on April 29, 2022. Prior to the Reorganization, the Fund had not commenced operations. The Predecessor Small Cap Fund had the same Adviser, investment objectives and strategies as the Fund. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-7404
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mairsandpower.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	4th Quarter, 2020	27.06%
Lowest Quarter	1st Quarter, 2020	-29.16%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.16%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2025, the primary benchmark index for the Mairs & Power Small Cap Fund changed from the S&P SmallCap 600® Total Return Index to the Russell 2000 Total Return Index because the Russell 2000 Total Return Index better aligns with the investment philosophy and strategy of the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows how the Fund’s (and the Predecessor Small Cap Fund’s) average annual returns before and after taxes for one year, five and ten years compare to those of the S&P 500 Total Return Index, S&P SmallCap 600® Total Return Index and the Russell 2000 Total Return Index. The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Mairs & Power Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
Mairs & Power Small Cap Fund | Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Common Stock Risk
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Mairs & Power Small Cap Fund | Fund Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fund Management Risk
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Mairs & Power Small Cap Fund | Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Industrials Sector Risk
To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.

Mairs & Power Small Cap Fund | Initial Public Offering (IPO) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Initial Public Offering (IPO) Risk
		The Fund may invest in initial public offerings by small-cap companies, which can involve greater risks than investments in companies which are already publicly traded. The companies which undergo IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. In addition, stock prices of IPOs can be highly unstable due to the absence of a prior public market and other factors.
Mairs & Power Small Cap Fund | Minnesota/Upper Midwest Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Minnesota/Upper Midwest Geographic Risk
The Adviser focuses generally on securities of companies that are located in the Upper Midwest region of the U.S. The Fund typically emphasizes companies located in Minnesota in particular. The Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments. For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.

Mairs & Power Small Cap Fund | Recent Market Events Risk; General Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Recent Market Events Risk; General Market Events Risk
		U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Mairs & Power Small Cap Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Emphasis Risk
To the extent the Fund emphasizes investments in a particular sector, the Fund will be subject to a greater degree of risks particular to that sector because companies in the sector may share common characteristics and may react similarly to market developments. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.

Mairs & Power Small Cap Fund | Securities Of Foreign Issuers And ADRs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Securities of Foreign Issuers and ADRs Risk
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Mairs & Power Small Cap Fund | Small-Cap Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small-Cap Securities Risk
Generally, companies with smaller market capitalizations have fewer shares traded daily, less liquidity, and greater price volatility than companies with larger market capitalizations. In addition, small-cap companies tend to have shorter track records, a more limited product or service base, more limited access to capital, and a greater possibility of failing. These factors increase the risk of investing in small-cap companies, as compared to mid-cap and large-cap companies.

Mairs & Power Small Cap Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Mairs & Power Small Cap Fund | S&P SmallCap 600® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600® Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.70%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Mairs & Power Small Cap Fund | Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Total Return Index(1)(reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	11.54%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.40%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.82%	[1]
Mairs & Power Small Cap Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSCFX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	520
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,155
Annual Return 2015	rr_AnnualReturn2015	(4.68%)
Annual Return 2016	rr_AnnualReturn2016	27.27%
Annual Return 2017	rr_AnnualReturn2017	7.64%
Annual Return 2018	rr_AnnualReturn2018	(6.91%)
Annual Return 2019	rr_AnnualReturn2019	21.13%
Annual Return 2020	rr_AnnualReturn2020	8.78%
Annual Return 2021	rr_AnnualReturn2021	26.00%
Annual Return 2022	rr_AnnualReturn2022	(13.93%)
Annual Return 2023	rr_AnnualReturn2023	11.04%
Annual Return 2024	rr_AnnualReturn2024	7.25%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.25%
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	7.54%
Mairs & Power Small Cap Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Mairs & Power Small Cap Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.69%
5 Years	rr_AverageAnnualReturnYear05	5.46%
10 Years	rr_AverageAnnualReturnYear10	5.98%

[1]	Effective April 30, 2025, the primary benchmark index for the Mairs & Power Small Cap Fund changed from the S&P SmallCap 600® Total Return Index to the Russell 2000 Total Return Index because the Russell 2000 Total Return Index better aligns with the investment philosophy and strategy of the Fund.